UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number   811-00642

DWS International Fund, Inc.
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2011

ITEM 1.	REPORT TO STOCKHOLDERS

APRIL 30, 2011 Semiannual Report to Shareholders

DWS Diversified International Equity Fund

Contents
4 Performance Summary
7 Information About Your Fund's Expenses
9 Portfolio Summary
11 Investment Portfolio
25 Statement of Assets and Liabilities
27 Statement of Operations
28 Statement of Changes in Net Assets
29 Financial Highlights
35 Notes to Financial Statements
46 Summary of Management Fee Evaluation by Independent Fee Consultant
50 Account Management Resources
52 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2011
Average Annual Total Returns as of 4/30/11
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	11.77%	21.51%	-5.66%	-0.12%	4.40%
Class B	11.44%	20.64%	-6.37%	-0.88%	3.55%
Class C	11.44%	20.64%	-6.38%	-0.87%	3.55%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	5.35%	14.53%	-7.50%	-1.30%	3.78%
Class B (max 4.00% CDSC)	7.44%	17.64%	-6.97%	-1.01%	3.55%
Class C (max 1.00% CDSC)	10.44%	20.64%	-6.38%	-0.87%	3.55%
No Sales Charges
Class R	11.59%	21.06%	-5.78%	-0.25%	4.14%
Class S	11.91%	21.60%	-5.38%	0.20%	4.54%
Institutional Class	12.11%	22.16%	-5.24%	0.32%	4.69%
MSCI EAFE Index +	12.71%	19.18%	-2.85%	1.54%	5.29%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
Average Annual Total Returns as of 3/31/11 (most recent calendar quarter end)
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	13.62%	-5.61%	-0.10%	4.78%
Class B	12.84%	-6.30%	-0.85%	3.92%
Class C	12.69%	-6.36%	-0.88%	3.91%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	7.09%	-7.46%	-1.28%	4.16%
Class B (max 4.00% CDSC)	9.84%	-6.90%	-0.97%	3.92%
Class C (max 1.00% CDSC)	12.69%	-6.36%	-0.88%	3.91%
No Sales Charges
Class R	13.29%	-5.68%	-0.22%	4.51%
Class S	13.79%	-5.33%	0.22%	4.90%
Institutional Class	14.16%	-5.18%	0.34%	5.05%
MSCI EAFE Index +	10.42%	-3.01%	1.30%	5.39%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated April 15, 2011 are 1.65%, 2.51%, 2.38%, 1.95%, 1.46% and 1.17% for Class A, Class B, Class C, Class R, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 15 days.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class R shares prior to their inception on July 1, 2003 and for Class S shares prior to their inception on February 28, 2005 are derived from the historical performance of Institutional Class shares of the predecessor Fund's original share class during such periods and have been adjusted to reflect the different total annual operating expenses of each specific class. Any difference in expenses will affect performance.
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Diversified International Equity Fund — Class A [] MSCI EAFE Index+

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index is an unmanaged, capitalization-weighted index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. The index is calculated using closing local market prices and translates into US dollars using the London close foreign exchange rates.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class R	Class S	Institutional Class
Net Asset Value: 4/30/11	$8.04	$7.77	$7.77	$7.82	$7.80	$7.82
10/31/10	$7.36	$7.08	$7.08	$7.16	$7.15	$7.17
Distribution Information: Six Months as of 4/30/11: Income Dividends	$.17	$.11	$.11	$.15	$.18	$.20

Lipper Rankings — International Large-Cap Core Funds Category as of 4/30/11
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	91	of	389	24
3-Year	289	of	346	84
5-Year	217	of	281	77
10-Year	94	of	167	56
Class B 1-Year	130	of	389	34
3-Year	312	of	346	90
5-Year	235	of	281	84
10-Year	118	of	167	71
Class C 1-Year	130	of	389	34
3-Year	313	of	346	91
5-Year	234	of	281	83
10-Year	117	of	167	70
Class R 1-Year	107	of	389	28
3-Year	292	of	346	85
5-Year	223	of	281	80
Class S 1-Year	87	of	389	23
3-Year	276	of	346	80
5-Year	201	of	281	72
Institutional Class 1-Year	69	of	389	18
3-Year	271	of	346	79
5-Year	197	of	281	70
10-Year	77	of	167	46

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class B shares limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2010 to April 30, 2011).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended April 30, 2011
Actual Fund Return	Class A	Class B	Class C	Class R	Class S	Institutional Class
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,117.70	$1,114.40	$1,114.40	$1,115.90	$1,119.10	$1,121.10
Expenses Paid per $1,000*	$8.77	$12.79	$12.74	$9.71	$7.46	$6.26
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class R	Class S	Institutional Class
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,016.51	$1,012.69	$1,012.74	$1,015.62	$1,017.75	$1,018.89
Expenses Paid per $1,000*	$8.35	$12.18	$12.13	$9.25	$7.10	$5.96

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class R	Class S	Institutional Class
DWS Diversified International Equity Fund	1.67%	2.44%	2.43%	1.85%	1.42%	1.19%

For more information, please refer to the Fund's prospectus.

Portfolio Summary
Geographical Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	4/30/11	10/31/10

Continental Europe	51%	50%
Japan	18%	19%
Emerging Markets	10%	10%
United Kingdom	7%	7%
Canada	5%	5%
Australia	5%	5%
Asia (excluding Japan)	4%	4%
	100%	100%

Sector Diversification (As a % of Common, Preferred Stocks and Rights)	4/30/11	10/31/10

Telecommunication Services	17%	17%
Consumer Staples	13%	12%
Industrials	11%	11%
Materials	11%	11%
Financials	10%	10%
Health Care	10%	9%
Energy	8%	8%
Utilities	7%	8%
Consumer Discretionary	7%	8%
Information Technology	6%	6%
	100%	100%

Geographical and sector diversification are subject to change.
Ten Largest Equity Holdings at April 30, 2011 (13.1% of Net Assets)	Country	Percent
1. Deutsche Telekom AG Offers fixed-line and mobile telephone and information technology services	Germany	1.7%
2. Swisscom AG Operates in public telecommunications networks and application services	Switzerland	1.4%
3. France Telecom SA Provides telecommunication services to residential and commercial customers	France	1.4%
4. Telefonica SA Provider of telecommunication services	Spain	1.4%
5. Nestle SA A multinational company that markets a wide range of food products	Switzerland	1.4%
6. Telecom Italia SpA Offers fixed-line and mobile telephone and data transmission services	Italy	1.3%
7. Koninklijke (Royal) KPN NV Provides telecommunication services	Netherlands	1.3%
8. Sanofi-Aventis Manufactures prescription pharmaceuticals	France	1.3%
9. Vodafone Group PLC Provides a range of mobile telecommunications services	United Kingdom	1.1%
10. Unilever NV Manufactures food and home and personal care products	Netherlands	0.8%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 11. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of April 30, 2011 (Unaudited)
	Shares	Value ($)

Common Stocks 87.7%
Australia 4.5%
Asciano Ltd.	50,500	91,332
Australia & New Zealand Banking Group Ltd.	3,616	96,036
BHP Billiton Ltd.	8,746	439,349
Brambles Ltd.	16,401	120,986
Cochlear Ltd.	1,299	114,647
Commonwealth Bank of Australia	1,944	114,446
Crown Ltd.	11,044	102,048
CSL Ltd.	8,759	329,785
CSR Ltd.	13,254	43,583
Fairfax Media Ltd. (a)	50,627	73,250
Foster's Group Ltd.	12,603	77,635
Leighton Holdings Ltd.	1,931	51,390
National Australia Bank Ltd.	3,004	89,166
Newcrest Mining Ltd.	2,210	100,408
Origin Energy Ltd.	8,537	152,994
Paladin Energy Ltd.*	7,514	27,179
QBE Insurance Group Ltd.	2,961	60,724
QR National*	17,104	64,305
Rio Tinto Ltd.	1,274	114,801
Santos Ltd.	10,532	174,547
Sonic Healthcare Ltd.	7,646	104,927
TABCORP Holdings Ltd.	15,831	132,398
Tatts Group Ltd.	45,213	114,974
Telstra Corp., Ltd.	177,986	567,713
Toll Holdings Ltd.	12,446	76,805
Transurban Group (Units)	17,417	101,181
Wesfarmers Ltd.	4,117	150,271
Westfield Group (REIT) (Units)	5,187	51,283
Westpac Banking Corp.	3,187	86,773
Woodside Petroleum Ltd.	6,960	357,030
Woolworths Ltd.	6,349	184,487
WorleyParsons Ltd.	3,338	111,044
(Cost $2,657,975)		4,477,497
Austria 0.5%
Erste Group Bank AG (a)	4,007	202,501
Immofinanz AG* (a)	22,979	109,254
Raiffeisen Bank International AG (a)	1,343	74,047
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,439	85,894
(Cost $244,575)		471,696
Belgium 1.6%
Ageas (a)	42,133	127,869
Anheuser-Busch InBev NV (a)	8,164	520,565
Colruyt SA (a)	1,215	70,121
Compagnie Nationale a Portefeuille*	521	37,689
Delhaize Group (a)	1,296	112,218
Dexia SA* (a)	6,792	27,061
Groupe Bruxelles Lambert SA	1,396	138,432
KBC Groep NV* (a)	2,259	92,080
Solvay SA (a)	1,846	266,284
Umicore SA	3,530	202,472
(Cost $943,202)		1,594,791
Bermuda 0.2%
Seadrill Ltd. (a) (Cost $52,823)	5,047	178,828
Canada 4.8%
Agnico-Eagle Mines Ltd.	800	55,737
Alimentation Couche-Tard, Inc. "B"	1,200	31,517
Bank of Montreal	600	39,406
Bank of Nova Scotia	1,700	103,655
Barrick Gold Corp.	2,900	148,103
BCE, Inc.	4,500	168,652
Bombardier, Inc. "B"	8,700	64,826
Cameco Corp.	1,400	41,327
Canadian Imperial Bank of Commerce	700	60,600
Canadian National Railway Co. (a)	2,800	217,188
Canadian Natural Resources Ltd.	2,400	112,904
Canadian Pacific Railway Ltd.	1,800	119,379
Canadian Tire Corp., Ltd. "A"	1,300	82,852
Canadian Utilities Ltd. "A"	3,200	181,383
Cenovus Energy, Inc. (a)	2,200	84,591
CGI Group, Inc. "A"*	3,900	85,325
EnCana Corp.	2,200	73,918
First Quantum Minerals Ltd. (a)	300	42,751
Fortis, Inc.	6,600	226,638
Goldcorp, Inc.	2,600	145,341
Imperial Oil Ltd.	1,100	58,130
Kinross Gold Corp.	3,300	52,317
Loblaw Companies Ltd.	1,400	59,010
Magna International, Inc. "A" (a)	2,068	106,269
Manulife Financial Corp.	1,700	30,527
Metro, Inc. "A"	1,200	58,722
Nexen, Inc.	1,100	29,100
Open Text Corp.* (a)	1,400	85,762
Potash Corp. of Saskatchewan, Inc. (a)	2,402	135,666
Research In Motion Ltd.*	7,900	384,834
Rogers Communications, Inc. "B"	6,400	242,228
Royal Bank of Canada	1,700	107,087
Saputo, Inc.	2,500	119,009
Shaw Communications, Inc. "B"	2,200	46,458
Shoppers Drug Mart Corp.	3,200	139,344
Silver Wheaton Corp.	900	36,622
SNC-Lavalin Group, Inc.	1,100	66,548
Suncor Energy, Inc.	2,832	130,533
Talisman Energy, Inc.	1,600	38,641
Teck Resources Ltd. "B"	1,700	92,407
Telus Corp. (a)	2,200	110,703
Thomson Reuters Corp. (b)	2,800	113,521
Thomson Reuters Corp. (b)	1,660	67,180
Toronto-Dominion Bank	1,100	95,241
TransAlta Corp.	10,300	229,482
Viterra, Inc.	6,500	78,111
Yamana Gold, Inc.	4,100	52,260
(Cost $3,154,798)		4,851,805
Cyprus 0.1%
Bank of Cyprus Public Co., Ltd. (Cost $76,032)	13,968	50,894
Denmark 2.3%
A P Moller-Maersk AS "A"	15	147,405
A P Moller-Maersk AS "B" (a)	27	273,480
Carlsberg AS "B"	5,829	692,289
Coloplast AS "B"	217	31,892
Danske Bank AS*	14,325	344,248
DSV AS	4,924	128,696
Novo Nordisk AS "B"	3,591	453,948
Tryg AS	1,368	87,349
Vestas Wind Systems AS*	4,936	175,281
(Cost $1,371,510)		2,334,588
Finland 3.2%
Fortum Oyj	23,348	804,375
Kone Oyj "B" (a)	5,217	326,782
Metso Corp.	3,975	243,745
Nokia Oyj (a)	51,164	471,361
Outokumpu Oyj (a)	4,856	80,843
Pohjola Bank PLC (a)	5,629	83,541
Rautaruukki Oyj	3,309	85,819
Sampo Oyj "A"	10,874	365,929
Stora Enso Oyj "R" (a)	16,686	201,052
UPM-Kymmene Oyj	15,507	317,880
Wartsila Oyj (a)	4,586	180,274
(Cost $1,895,421)		3,161,601
France 7.7%
Air Liquide SA (a)	2,709	400,762
Alcatel-Lucent*	23,601	152,166
Atos Origin SA* (a)	863	53,181
AXA SA (a)	3,294	73,915
BNP Paribas	1,767	139,837
Bouygues SA (a)	1,486	73,986
Cap Gemini	1,646	99,750
Carrefour SA (a)	7,246	343,545
Casino Guichard-Perrachon SA	981	103,265
Compagnie de Saint-Gobain (a)	1,302	89,934
Credit Agricole SA (a)	2,043	34,012
DANONE SA (a)	6,976	510,994
Dassault Systemes SA (a)	1,104	89,805
Electricite de France	1,237	52,080
Essilor International SA (a)	3,271	273,830
France Telecom SA	59,862	1,404,004
GDF Suez (a)	6,127	250,697
Iliad SA (a)	569	73,144
L'Oreal SA (a)	2,682	340,081
Lafarge SA (a)	1,863	131,830
LVMH Moet Hennessy Louis Vuitton SA (a)	854	153,369
Neopost SA (a)	656	62,593
Pernod Ricard SA	2,380	239,216
Sanofi-Aventis	15,738	1,244,772
Schneider Electric SA (a)	671	118,567
Societe Generale (a)	1,590	106,353
Suez Environnement Co.	2,266	52,224
Total SA	10,601	678,626
Unibail-Rodamco SE (REIT) (a)	350	81,882
Veolia Environnement (a)	2,694	89,999
Vinci SA	548	36,606
Vivendi (a)	4,324	135,679
(Cost $5,445,823)		7,690,704
Germany 5.6%
Allianz SE (Registered) (a)	1,635	257,425
BASF SE	2,771	284,836
Bayer AG (Registered) (a)	3,495	307,232
Bayerische Motoren Werke (BMW) AG (a)	750	70,729
Beiersdorf AG (a)	4,101	267,082
Daimler AG (Registered)	2,156	166,661
Deutsche Boerse AG	974	80,932
Deutsche Post AG (Registered)*	2,891	57,208
Deutsche Telekom AG (Registered)	100,836	1,674,997
E.ON AG (a)	7,570	258,780
Fresenius Medical Care AG & Co. KGaA (a)	1,148	90,221
Fresenius SE & Co. KGaA	721	75,672
Henkel AG & Co. KGaA	5,275	299,475
Infineon Technologies AG (a)	6,361	72,207
K+S AG	460	37,221
Linde AG	661	119,051
Merck KGaA	516	54,661
Metro AG	4,892	359,065
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	782	129,088
RWE AG	1,974	128,808
SAP AG	5,249	338,193
Siemens AG (Registered)	2,402	349,440
Suedzucker AG	2,367	73,010
ThyssenKrupp AG	1,406	64,693
(Cost $3,315,866)		5,616,687
Greece 0.3%
Alpha Bank A.E.*	11,610	68,097
EFG Eurobank Ergasias*	8,753	49,265
National Bank of Greece SA*	17,798	138,134
(Cost $392,496)		255,496
Hong Kong 2.2%
Cathay Pacific Airways Ltd.	26,000	65,082
Cheung Kong (Holdings) Ltd.	4,000	62,939
CLP Holdings Ltd. (a)	21,000	172,921
Esprit Holdings Ltd.	20,300	84,167
Genting Singapore PLC* (a)	136,000	241,101
Hang Seng Bank Ltd.	3,800	59,498
Hong Kong & China Gas Co., Ltd. (a)	72,300	179,487
Hong Kong Exchanges & Clearing Ltd. (a)	4,200	95,830
Hutchison Whampoa Ltd.	28,000	320,155
Li & Fung Ltd. (a)	34,000	174,241
MTR Corp., Ltd.	34,500	125,717
Noble Group Ltd.	40,181	73,203
NWS Holdings Ltd.	23,500	34,556
Orient Overseas International Ltd.	3,000	22,887
Power Assets Holdings Ltd.	21,500	150,739
Shangri-La Asia Ltd.	30,000	83,631
SJM Holdings Ltd. (c)	23,000	49,635
Sun Hung Kai Properties Ltd.	6,000	94,022
Swire Pacific Ltd. "A"	4,000	61,085
Yue Yuen Industrial (Holdings) Ltd. (a)	19,000	65,566
(Cost $1,364,508)		2,216,462
Ireland 0.8%
CRH PLC	28,278	701,556
Experian PLC	9,145	123,478
(Cost $552,231)		825,034
Italy 3.8%
A2A SpA	4,763	8,600
Assicurazioni Generali SpA	4,657	111,605
Atlantia SpA	8,831	217,259
Enel SpA	52,219	372,335
Eni SpA	21,658	579,021
Fiat SpA (a)	12,635	134,837
Finmeccanica SpA (a)	12,327	166,514
Intesa Sanpaolo (a)	33,805	112,258
Luxottica Group SpA	3,194	105,449
Mediaset SpA	17,879	119,061
Prysmian SpA	5,657	133,475
Saipem SpA	2,276	129,214
Snam Rete Gas SpA	6,936	43,148
Telecom Italia SpA	567,760	855,234
Telecom Italia SpA (RSP)	365,909	472,595
Terna — Rete Elettrica Nationale SpA	7,834	39,219
UBI Banca — Unione di Banche Italiane ScpA	5,181	46,427
UniCredit SpA (a)	42,456	109,292
(Cost $2,768,915)		3,755,543
Japan 18.0%
AEON Co., Ltd. (a)	13,000	156,956
Ajinomoto Co., Inc.	16,000	178,265
Alfresa Holdings Corp.	1,300	45,944
Asahi Breweries Ltd.	8,600	161,418
Asahi Glass Co., Ltd. (a)	5,000	63,636
Asahi Kasei Corp.	21,000	145,940
Astellas Pharma, Inc.	8,600	328,437
Canon, Inc.	6,250	295,007
Central Japan Railway Co.	6	45,407
Chubu Electric Power Co., Inc.	12,200	267,710
Chugai Pharmaceutical Co., Ltd.	5,200	86,060
Chugoku Electric Power Co., Inc.	5,100	90,576
Cosmo Oil Co., Ltd.	33,000	108,835
Dai-ichi Life Insurance Co., Ltd.	49	80,900
Daiichi Sankyo Co., Ltd.	13,200	259,298
Daikin Industries Ltd.	1,800	57,381
Denso Corp.	2,300	77,025
Dowa Holdings Co., Ltd. (a)	4,000	26,256
East Japan Railway Co.	1,798	100,582
Eisai Co., Ltd.	4,000	145,620
Electric Power Development Co., Ltd.	2,500	65,724
FamilyMart Co., Ltd.	1,300	47,090
FANUC Corp.	800	133,794
FUJIFILM Holdings Corp.	4,100	127,659
Fujitsu Ltd. (a)	16,000	91,589
Hisamitsu Pharmaceutical Co., Inc. (a)	1,400	58,361
Hitachi Ltd. (a)	32,000	174,402
Hokkaido Electric Power Co., Inc.	2,800	50,932
Hokuriku Electric Power Co.	3,800	77,427
Honda Motor Co., Ltd.	3,100	118,932
HOYA Corp.	4,300	92,664
Idemitsu Kosan Co., Ltd. (a)	1,100	129,546
INPEX Corp.	99	759,467
ITOCHU Corp.	11,000	114,694
Japan Petroleum Exploration Co., Ltd.	1,300	63,785
Japan Tobacco, Inc.	81	316,995
JFE Holdings, Inc.	5,100	139,732
JSR Corp.	2,300	48,594
JX Holdings, Inc.	101,490	712,185
Kansai Electric Power Co., Inc.	11,800	248,328
Kao Corp.	9,900	247,996
KDDI Corp.	67	449,147
Keyence Corp.	200	52,747
Kikkoman Corp.	7,000	69,488
Kirin Holdings Co., Ltd.	17,000	238,506
Kobe Steel Ltd.	32,000	79,265
Komatsu Ltd.	4,100	144,652
Kubota Corp.	10,000	95,558
Kuraray Co., Ltd.	2,800	40,974
Kyocera Corp.	1,400	154,558
Kyowa Hakko Kirin Co., Ltd.	6,000	59,949
Kyushu Electric Power Co., Inc.	7,300	135,225
Lawson, Inc. (a)	1,800	88,431
Marubeni Corp. (a)	9,000	65,569
Medipal Holdings Corp.	5,500	45,700
MEIJI Holdings Co., Ltd.	800	34,227
Mitsubishi Chemical Holdings Corp.	20,000	135,996
Mitsubishi Corp.	6,100	164,814
Mitsubishi Electric Corp.	8,000	89,146
Mitsubishi Estate Co., Ltd.	7,000	122,500
Mitsubishi Heavy Industries Ltd.	22,000	105,197
Mitsubishi Materials Corp.	14,000	48,632
Mitsubishi Tanabe Pharma Corp. (a)	2,600	43,075
Mitsubishi UFJ Financial Group, Inc.	50,900	244,605
Mitsui & Co., Ltd.	8,500	151,350
Mitsui Fudosan Co., Ltd.	6,000	104,413
Mitsui O.S.K Lines Ltd.	13,000	72,683
Mizuho Financial Group, Inc.	80,600	128,238
MS&AD Insurance Group Holdings, Inc.	3,100	72,907
Murata Manufacturing Co., Ltd.	1,700	123,594
NEC Corp.* (a)	21,000	44,233
Nidec Corp. (a)	500	43,676
Nintendo Co., Ltd.	600	143,067
Nippon Meat Packers, Inc. (a)	6,000	83,159
Nippon Steel Corp.	56,000	175,282
Nippon Telegraph & Telephone Corp.	11,005	510,292
Nissan Motor Co., Ltd.	7,400	71,328
Nisshin Seifun Group, Inc.	5,000	62,529
Nissin Foods Holdings Co., Ltd. (a)	1,200	42,532
Nitto Denko Corp.	1,800	96,491
NKSJ Holdings, Inc.	10,000	64,615
Nomura Holdings, Inc.	16,700	85,679
NTT DoCoMo, Inc.	355	660,908
OJI Paper Co., Ltd.	14,000	62,839
Olympus Corp. (a)	5,100	144,427
Ono Pharmaceutical Co., Ltd.	2,100	106,730
ORIX Corp. (a)	510	50,128
Osaka Gas Co., Ltd.	34,000	125,941
Panasonic Corp.	4,700	58,162
Resona Holdings, Inc.	4,400	20,810
Ricoh Co., Ltd.	4,000	44,208
Santen Pharmaceutical Co., Ltd.	2,000	77,477
Sapporo Holdings Ltd.	7,000	28,211
Seven & I Holdings Co., Ltd.	12,800	321,135
Sharp Corp.	3,000	27,747
Shikoku Electric Power Co., Inc. (a)	2,800	71,083
Shin-Etsu Chemical Co., Ltd.	4,300	224,449
Shionogi & Co., Ltd.	7,000	113,688
Shiseido Co., Ltd.	6,800	113,194
Showa Shell Sekiyu K.K. (a)	10,100	110,040
SMC Corp.	300	54,933
Softbank Corp. (a)	18,800	792,794
Sony Corp.	2,100	59,574
Sumitomo Chemical Co., Ltd.	19,000	101,501
Sumitomo Corp.	6,800	93,865
Sumitomo Electric Industries Ltd.	4,200	58,632
Sumitomo Metal Industries Ltd.	36,000	76,141
Sumitomo Metal Mining Co., Ltd.	5,000	89,215
Sumitomo Mitsui Financial Group, Inc.	6,100	188,719
Sumitomo Mitsui Trust Holdings, Inc.	7,450	25,613
Sumitomo Realty & Development Co., Ltd. (a)	3,000	62,001
Suzuken Co., Ltd.	1,500	37,491
Takeda Pharmaceutical Co., Ltd.	12,500	607,562
TDK Corp.	1,300	67,178
Teijin Ltd. (a)	12,000	57,644
Terumo Corp.	3,300	184,031
Tohoku Electric Power Co., Inc.	7,900	116,425
Tokio Marine Holdings, Inc.	4,200	117,771
Tokyo Electric Power Co., Inc.	25,700	138,967
Tokyo Electron Ltd.	1,200	69,519
Tokyo Gas Co., Ltd.	44,000	196,387
TonenGeneral Sekiyu K.K. (a)	13,000	161,355
Toray Industries, Inc. (a)	19,000	141,760
Toshiba Corp.	27,000	144,180
Toyo Suisan Kaisha Ltd.	3,000	69,053
Toyota Motor Corp.	4,000	159,391
Tsumura & Co. (a)	2,000	62,229
Unicharm Corp. (a)	3,000	119,495
UNY Co., Ltd.	7,700	68,127
Yahoo Japan Corp.	139	51,013
Yakult Honsha Co., Ltd.	2,100	58,467
Yamazaki Baking Co., Ltd. (a)	5,000	64,368
(Cost $14,994,679)		17,981,756
Luxembourg 0.5%
ArcelorMittal (a)	7,757	285,394
Millicom International Cellular SA (SDR) (a)	1,219	132,038
Tenaris SA	5,144	129,752
(Cost $283,080)		547,184
Macau 0.1%
Sands China Ltd.*	28,800	80,842
Wynn Macau Ltd.	18,000	64,433
(Cost $68,054)		145,275
Netherlands 5.5%
AEGON NV* (a)	14,094	111,913
Akzo Nobel NV (a)	4,303	334,220
ASML Holding NV (a)	9,829	406,975
Heineken Holding NV (a)	1,828	96,483
Heineken NV (a)	3,980	238,245
ING Groep NV (CVA)*	24,018	316,611
Koninklijke (Royal) KPN NV	83,154	1,319,698
Koninklijke Ahold NV (a)	20,474	287,451
Koninklijke Boskalis Westminster NV	594	31,589
Koninklijke DSM NV (a)	2,825	194,777
Koninklijke Philips Electronics NV	10,573	313,517
Randstad Holding NV	1,774	99,795
Reed Elsevier NV (a)	18,065	236,719
Royal Dutch Shell PLC "A"	6,055	235,648
Royal Dutch Shell PLC "B"	4,565	177,522
TNT NV	4,289	105,613
Unilever NV (CVA)	25,287	832,224
Wolters Kluwer NV (a)	8,512	198,317
(Cost $3,578,805)		5,537,317
Norway 2.7%
Aker Solutions ASA* (a)	3,276	79,050
DnB NOR ASA	24,457	397,626
Norsk Hydro ASA	34,142	302,597
Orkla ASA (a)	42,198	427,481
Statoil ASA	18,542	542,484
Telenor ASA	31,053	536,529
Yara International ASA	7,944	465,290
(Cost $1,427,734)		2,751,057
Portugal 0.4%
EDP — Energias de Portugal SA (Cost $306,890)	95,656	391,039
Singapore 1.7%
CapitaLand Ltd.*	20,000	55,553
ComfortDelGro Corp., Ltd.	60,000	74,997
DBS Group Holdings Ltd.	14,000	171,333
Jardine Cycle & Carriage Ltd. (a)	3,000	90,389
Keppel Corp., Ltd.	19,800	192,492
Oversea-Chinese Banking Corp., Ltd.	21,000	163,841
SembCorp Marine Ltd. (a)	12,000	55,586
Singapore Airlines Ltd.	8,000	92,022
Singapore Exchange Ltd. (a)	9,000	57,351
Singapore Press Holdings Ltd.	54,000	175,581
Singapore Technologies Engineering Ltd.	26,000	66,909
Singapore Telecommunications Ltd.	161,000	410,376
United Overseas Bank Ltd. (a)	4,000	64,115
(Cost $942,844)		1,670,545
Spain 4.2%
Abertis Infraestructuras SA	6,291	149,040
ACS, Actividades de Construccion y Servicios SA	3,077	154,795
Banco Bilbao Vizcaya Argentaria SA	10,748	137,862
Banco Santander SA (a)	20,621	263,340
EDP Renovaveis SA*	12,136	93,471
Enagas	3,019	74,698
Ferrovial SA (a)	6,672	92,033
Gas Natural SDG SA	2,866	58,920
Gestevision Telecinco SA* (a)	4,101	46,085
Iberdrola Renovables SA	11,028	50,489
Iberdrola SA (a)	32,169	298,747
Industria de Diseno Textil SA (a)	5,002	448,524
Red Electrica Corporacion SA (a)	637	40,646
Repsol YPF SA	21,997	785,525
Telefonica SA (a)	52,137	1,401,593
Zardoya Otis SA	4,076	69,427
(Cost $2,726,401)		4,165,195
Sweden 3.3%
Assa Abloy AB "B"* (a)	2,785	83,608
Atlas Copco AB "A" (a)	4,987	146,413
Atlas Copco AB "B" (a)	1,040	27,556
Boliden AB* (a)	10,318	232,573
Electrolux AB "B" (a)	3,237	82,339
Hennes & Mauritz AB "B" (a)	13,936	492,406
Holmen AB "B" (a)	2,481	91,563
Husqvarna AB "B"*	7,514	59,093
Modern Times Group "B" (a)	937	71,797
Nordea Bank AB	8,547	97,529
Sandvik AB (a)	7,120	151,062
Scania AB "B" (a)	2,649	68,828
Skandinaviska Enskilda Banken AB "A"	7,816	75,153
Skanska AB "B"	3,164	67,967
SKF AB "B" (a)	2,632	83,066
SSAB AB "A"	8,107	144,901
Svenska Cellulosa AB "B" (a)	19,589	300,200
Svenska Handelsbanken AB "A" (a)	2,305	79,994
Tele2 AB "B"	2,529	63,492
Telefonaktiebolaget LM Ericsson "B"	29,180	443,076
TeliaSonera AB (a)	31,497	257,191
Volvo AB "B"	9,438	185,247
(Cost $1,742,332)		3,305,054
Switzerland 6.7%
ABB Ltd. (Registered)* (a)	9,606	265,192
Actelion Ltd. (Registered)* (a)	838	49,360
Adecco SA (Registered) (a)	1,178	84,094
Aryzta AG (a)	834	46,473
Compagnie Financiere Richemont SA "A"	5,241	338,696
Credit Suisse Group AG (Registered) (a)	2,351	106,841
Geberit AG (Registered) (a)	349	81,702
Givaudan SA (Registered)*	72	80,074
Holcim Ltd. (Registered)	2,391	208,141
Nestle SA (Registered) (a)	22,543	1,399,490
Novartis AG (Registered) (a)	11,636	690,761
Roche Holding AG (Genusschein) (a)	3,818	619,266
SGS SA (Registered)	46	91,309
Sika AG (Bearer)	36	91,894
Sonova Holding AG (Registered)	361	36,455
STMicroelectronics NV (a)	7,559	89,266
Swatch Group AG (Bearer) (a)	299	147,080
Swatch Group AG (Registered)	801	71,071
Swiss Reinsurance Co., Ltd. (Registered)*	1,017	60,609
Swisscom AG (Registered)	3,060	1,404,062
Syngenta AG (Registered)	973	344,318
UBS AG (Registered)*	6,006	120,051
Wolseley PLC	2,160	78,271
Xstrata PLC	4,414	112,325
Zurich Financial Services AG*	437	122,764
(Cost $3,622,278)		6,739,565
United Kingdom 7.0%
Anglo American PLC	3,139	164,064
ARM Holdings PLC	27,069	282,490
AstraZeneca PLC	9,698	483,787
Autonomy Corp. PLC*	3,891	104,698
BAE Systems PLC	23,810	130,481
Barclays PLC	14,664	69,436
BG Group PLC	4,670	120,141
BHP Billiton PLC	4,637	195,169
BP PLC	29,026	224,435
British American Tobacco PLC	2,821	123,120
British Sky Broadcasting Group PLC	5,892	82,890
BT Group PLC	60,737	199,281
Capita Group PLC	5,152	63,354
Centrica PLC	29,479	158,199
Compass Group PLC	13,733	134,137
Diageo PLC	4,451	90,600
GlaxoSmithKline PLC	34,593	754,738
HSBC Holdings PLC	15,258	166,319
Imperial Tobacco Group PLC	1,958	68,934
Inmarsat PLC	4,081	41,447
International Consolidated Airlines Group SA* (a)	15,394	61,380
International Power PLC	12,345	68,162
Kingfisher PLC (a)	20,918	96,142
Marks & Spencer Group PLC	12,065	78,244
National Grid PLC	17,029	174,725
Next PLC (a)	1,899	71,005
Pearson PLC	2,403	46,009
Reckitt Benckiser Group PLC	996	55,302
Reed Elsevier PLC	3,160	27,994
Rio Tinto PLC	3,030	221,129
Rolls-Royce Group PLC "C" *	12,186	130,676
Rolls-Royce Group PLC "C" (Entitlement Shares)*	1,169,856	1,954
SABMiller PLC	2,186	81,628
Scottish & Southern Energy PLC	6,568	149,034
Severn Trent PLC	3,041	76,281
Shire PLC	4,779	147,999
Smith & Nephew PLC (a)	8,325	92,206
Smiths Group PLC	2,583	57,497
Standard Chartered PLC	2,621	72,636
Tesco PLC	10,973	74,055
The Sage Group PLC	26,978	128,486
Unilever PLC	1,703	55,236
United Utilities Group PLC	7,244	76,449
Vodafone Group PLC	396,029	1,135,919
William Morrison Supermarkets PLC	11,099	54,677
WPP PLC	7,817	102,034
(Cost $4,349,606)		6,994,579
Total Common Stocks (Cost $58,278,878)		87,710,192

Preferred Stocks 0.6%
Germany
Henkel AG & Co. KGaA	6,677	454,726
Volkswagen AG* (a)	511	100,663
Total Preferred Stocks (Cost $216,686)		555,389

Rights 0.0%
Australia
Leighton Holdings Ltd., Expiration Date 5/6/2011* (Cost $0)	214	417

Exchange-Traded Funds 10.1%
iShares MSCI Emerging Markets Index Fund (a)	100,900	5,045,000
Vanguard MSCI Emerging Markets	99,750	5,045,355
Total Exchange-Traded Funds (Cost $6,929,362)		10,090,355

Securities Lending Collateral 29.1%
Daily Assets Fund Institutional, 0.18% (d) (e) (Cost $29,140,256)	29,140,256	29,140,256

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $94,565,182)+	127.5	127,496,609
Other Assets and Liabilities, Net	(27.5)	(27,532,386)
Net Assets	100.0	99,964,223

* Non-income producing security.

+ The cost for federal income tax purposes was $95,765,562. At April 30, 2011, net unrealized appreciation for all securities based on tax cost was $31,731,047. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $34,284,901 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,553,854.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at April 30, 2011 amounted to $27,860,831, which is 27.9% of net assets.

(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.

(c) Security is listed in country of domicile. Significant business activities of company are in Macau.

(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(e) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CVA: Certificaten Van Aandelen

MSCI: Morgan Stanley Capital International

REIT: Real Estate Investment Trust

RSP: Risparmio (Convertible Savings Shares)

SDR: Swedish Depositary Receipt

At April 30, 2011, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
ASX SPI 200 Index	AUD	6/16/2011	1	131,751	(3,042)
Euro Stoxx 50 Index	EUR	6/17/2011	20	872,990	51,544
FTSE 100 Index	GBP	6/17/2011	1	100,772	6,857
Nikkei 225 Index	USD	6/9/2011	7	348,075	(9,125)
S&P TSE 60 Index	CAD	6/16/2011	1	168,451	3,099
Total net unrealized appreciation					49,333

Currency Abbreviations
AUD Australian Dollar CAD Canadian Dollar EUR Euro GBP British Pound USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to the Derivatives Section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stock and/or Other Equity Investments (f)
Australia	$417	$4,477,497	$—	$4,477,914
Austria	—	471,696	—	471,696
Belgium	—	1,594,791	—	1,594,791
Bermuda	—	178,828	—	178,828
Canada	4,784,625	67,180	—	4,851,805
Cyprus	—	50,894	—	50,894
Denmark	—	2,334,588	—	2,334,588
Finland	—	3,161,601	—	3,161,601
France	—	7,690,704	—	7,690,704
Germany	—	6,172,076	—	6,172,076
Greece	—	255,496	—	255,496
Hong Kong	—	2,216,462	—	2,216,462
Ireland	—	825,034	—	825,034
Italy	—	3,755,543	—	3,755,543
Japan	—	17,981,756	—	17,981,756
Luxembourg	—	547,184	—	547,184
Macau	—	145,275	—	145,275
Netherlands	—	5,537,317	—	5,537,317
Norway	—	2,751,057	—	2,751,057
Portugal	—	391,039	—	391,039
Singapore	—	1,670,545	—	1,670,545
Spain	—	4,165,195	—	4,165,195
Sweden	—	3,305,054	—	3,305,054
Switzerland	—	6,739,565	—	6,739,565
United Kingdom	—	6,992,625	1,954	6,994,579
Exchange-Traded Funds	10,090,355	—	—	10,090,355
Short-Term Investments	29,140,256	—	—	29,140,256
Derivatives (g)	61,500	—	—	61,500
Total	$44,077,153	$83,479,002	$1,954	$127,558,109
Liabilities
Derivatives (g)	$(12,167)	$—	$—	$(12,167)
Total	$(12,167)	$—	$—	$(12,167)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended April 30, 2011.

(f) See Investment Portfolio for additional detailed categorizations.

(g) Derivatives include unrealized appreciation (deprecation) on open futures contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
Common Stocks
United Kingdom
Balance as of October 31, 2010	$1,531
Realized gain (loss)	(7)
Change in unrealized appreciation (depreciation)	28
Amortization premium/discount	—
Net purchases (sales)	402
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of April 30, 2011	$1,954
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2011	$46

Transfers between price levels are recognized at the beginning of the reporting period.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2011 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $65,424,926) — including $27,860,831 of securities loaned	$98,356,353
Investment in Daily Assets Fund Institutional (cost $29,140,256)*	29,140,256
Total investments in securities, at value (cost $94,565,182)	127,496,609
Cash	44,782
Foreign currency, at value (cost $694,715)	722,480
Deposits with broker for futures contracts	535,389
Receivable for Fund shares sold	203,937
Dividends receivable	412,706
Interest receivable	201
Receivable for variation margin on futures contracts	49,333
Foreign taxes recoverable	51,442
Other assets	67,955
Total assets	129,584,834
Liabilities
Payable upon return of securities loaned	29,140,256
Payable for investments purchased	1,722
Line of credit loan payable	50,000
Payable for Fund shares redeemed	110,526
Accrued managment fee	103,100
Other accrued expenses and payables	215,007
Total liabilities	29,620,611
Net assets, at value	$99,964,223
Net Assets Consist of
Undistributed net investment income	356,467
Net unrealized appreciation (depreciation) on: Investments	32,931,427
Futures	49,333
Foreign currency	33,673
Accumulated net realized gain (loss)	(78,318,915)
Paid-in capital	144,912,238
Net assets, at value	$99,964,223

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2011 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($37,535,814 ÷ 4,669,833 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)	$8.04
Maximum offering price per share (100 ÷ 94.25 of $8.04)	$8.53
Class B Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($1,479,213 ÷ 190,442 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)	$7.77
Class C Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($5,334,923 ÷ 687,026 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)	$7.77
Class R Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($2,087,863 ÷ 266,822 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)	$7.82
Class S Net Asset Value, offering and redemption price(a) per share ($16,814,390 ÷ 2,154,996 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)	$7.80
Institutional Class Net Asset Value, offering and redemption price(a) per share ($36,712,020 ÷ 4,695,239 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)	$7.82

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2011 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $151,691)	$1,546,948
Interest	724
Income distributions — Central Cash Management Fund	1,187
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	37,383
Total income	1,586,242
Expenses: Management fee	354,319
Administration fee	50,617
Services to shareholders	95,573
Distribution and service fees	81,699
Custodian fee	48,019
Professional fees	44,665
Reports to shareholders	23,064
Registration fees	26,789
Directors' fees and expenses	2,770
Other	30,575
Total expenses before expense reductions	758,090
Expense reductions	(1,974)
Total expenses after expense reductions	756,116
Net investment income (loss)	830,126
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	7,402,858
Futures	30,373
Foreign currency	(3,406)
7,429,825
Change in net unrealized appreciation (depreciation) on: Investments	2,890,146
Futures	39,700
Foreign currency	13,631
2,943,477
Net gain (loss)	10,373,302
Net increase (decrease) in net assets resulting from operations	$11,203,428

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
Operations: Net investment income (loss)	$830,126	$1,892,404
Net realized gain (loss)	7,429,825	4,723,559
Change in net unrealized appreciation (depreciation)	2,943,477	6,539,905
Net increase (decrease) in net assets resulting from operations	11,203,428	13,155,868
Distributions to shareholders from: Net investment income: Class A	(817,108)	(607,533)
Class B	(25,388)	(14,636)
Class C	(82,724)	(31,068)
Class R	(39,567)	(18,405)
Class S	(403,907)	(379,373)
Institutional Class	(1,195,266)	(1,199,659)
Total distributions	(2,563,960)	(2,250,674)
Fund share transactions: Proceeds from shares sold	6,320,020	34,163,345
Reinvestment of distributions	2,497,810	2,206,830
Payments for shares redeemed	(31,585,640)	(59,434,068)
Redemption fees	390	89
Net increase (decrease) in net assets from Fund share transactions	(22,767,420)	(23,063,804)
Increase from regulatory settlements (see Note G)	—	431,742
Increase (decrease) in net assets	(14,127,952)	(11,726,868)
Net assets at beginning of period	114,092,175	125,819,043
Net assets at end of period (including undistributed net investment income of $356,467 and $2,090,301, respectively)	$99,964,223	$114,092,175

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Class A Years Ended October 31,	2011	a	2010		2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$7.36		$6.56		$5.66		$14.53		$13.15		$11.28
Income (loss) from investment operations: Net investment income (loss)b	.05		.08		.08		.22	c	.14		.16	c
Net realized and unrealized gain (loss)	.80		.79		1.04		(6.18)		3.47		2.51
Total from investment operations	.85		.87		1.12		(5.96)		3.61		2.67
Less distributions from: Net investment income	(.17)		(.09)		(.22)		(.07)		(.44)		—
Net realized gains	—		—		—		(2.84)		(1.79)		(.80)
Total distributions	(.17)		(.09)		(.22)		(2.91)		(2.23)		(.80)
Increase from regulatory settlements	—		.02	h	—		—		—		—
Redemption fees	.00	***	.00	***	.00	***	.00	***	.00	***	.00	***
Net asset value, end of period	$8.04		$7.36		$6.56		$5.66		$14.53		$13.15
Total Return (%)d	11.77	**	13.65	f	20.98	f	(50.51	)f,g	31.76	f	23.64	f
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	38		37		47		46		101		80
Ratio of expenses before expense reductions (%)	1.67	*	1.61		1.62		1.55		1.45		1.41
Ratio of expenses after expense reductions (%)	1.67	*	1.60		1.41		1.38		1.36		1.37
Ratio of net investment income (%)	1.46	*	1.31		1.53		2.22	c	1.08		1.30	c
Portfolio turnover rate (%)	5	**	28		152		154		119		140	e
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.12 and $0.02 per share and 1.27% and 0.17% of average daily net assets for the years ended October 31, 2008 and 2006, respectively.
d Total return does not reflect the effect of any sales charges.
e Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
f Total return would have been lower had certain expenses not been reduced.
g Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as a result of certain operation errors during the period. Excluding this reimbursement, total return would have been (50.68)%.
h Includes a non-recurring payment from the Advisor, which amounted to $0.013 per share, recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements (see Note G). The Fund also received $0.01 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.35% lower.
* Annualized ** Not annualized *** Amount is less than $.005.

Class B Years Ended October 31,	2011	a	2010		2009	2008		2007	2006
Selected Per Share Data
Net asset value, beginning of period	$7.08		$6.31		$5.44	$14.10		$12.80	$11.08
Income (loss) from investment operations: Net investment income (loss)b	.03		.04		.04	.14	c	.04	.07	c
Net realized and unrealized gain (loss)	.77		.74		1.00	(5.96)		3.38	2.45
Total from investment operations	.80		.78		1.04	(5.82)		3.42	2.52
Less distributions from: Net investment income	(.11)		(.03)		(.17)	—		(.33)	—
Net realized gains	—		—		—	(2.84)		(1.79)	(.80)
Total distributions	(.11)		(.03)		(.17)	(2.84)		(2.12)	(.80)
Increase from regulatory settlements	—		.02	h	—	—		—	—
Redemption fees	.00	***	.00	***	.00 ***	.00	***	.00 ***	.00	***
Net asset value, end of period	$7.77		$7.08		$6.31	$5.44		$14.10	$12.80
Total Return (%)d,f	11.44	**	12.75		20.07	(50.89	)g	30.74	22.68
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		2		3	5		12	11
Ratio of expenses before reductions (%)	2.69	*	2.47		2.59	2.34		2.23	2.26
Ratio of expenses after expense reductions (%)	2.44	*	2.32		2.25	2.18		2.14	2.14
Ratio of net investment income (loss) (%)	.69	*	.59		.69	1.42	c	.30	.53	c
Portfolio turnover rate (%)	5	**	28		152	154		119	140	e
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.12 and $0.02 per share and 1.27% and 0.17% of average daily net assets for the years ended October 31, 2008 and 2006, respectively.
d Total return does not reflect the effect of any sales charges.
e Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
f Total return would have been lower had certain expenses not been reduced.
g Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as a result of certain operation errors during the period. Excluding this reimbursement, total return would have been (51.06)%.
h Includes a non-recurring payment from the Advisor, which amounted to $0.011 per share, recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements (see Note G). The Fund also received $0.01 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.35% lower.
* Annualized ** Not annualized *** Amount is less than $.005.

Class C Years Ended October 31,	2011	a	2010		2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$7.08		$6.31		$5.44		$14.11		$12.79		$11.08
Income (loss) from investment operations: Net investment income (loss)b	.03		.04		.04		.15	c	.05		.06	c
Net realized and unrealized gain (loss)	.77		.74		1.01		(5.98)		3.38		2.45
Total from investment operations	.80		.78		1.05		(5.83)		3.43		2.51
Less distributions from: Net investment income	(.11)		(.03)		(.18)		—		(.32)		—
Net realized gains	—		—		—		(2.84)		(1.79)		(.80)
Total distributions	(.11)		(.03)		(.18)		(2.84)		(2.11)		(.80)
Increase from regulatory settlements	—		.02	h	—		—		—		—
Redemption fees	.00	***	.00	***	.00	***	.00	***	.00	***	.00	***
Net asset value, end of period	$7.77		$7.08		$6.31		$5.44		$14.11		$12.79
Total Return (%)d	11.44	**	12.75		19.94	f	(50.81	)f,g	30.78	f	22.59
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5		6		6		8		18		16
Ratio of expenses before expense reductions (%)	2.43	*	2.34		2.45		2.27		2.18		2.18
Ratio of expenses after expense reductions (%)	2.43	*	2.34		2.24		2.10		2.10		2.18
Ratio of net investment income (loss) (%)	.70	*	.57		.70		1.50	c	.34		.49	c
Portfolio turnover rate (%)	5	**	28		152		154		119		140	e
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.12 and $0.02 per share and 1.27% and 0.17% of average daily net assets for the years ended October 31, 2008 and 2006, respectively.
d Total return does not reflect the effect of any sales charges.
e Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
f Total return would have been lower had certain expenses not been reduced.
g Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as a result of certain operation errors during the period. Excluding this reimbursement, total return would have been (50.98)%.
h Includes a non-recurring payment from the Advisor, which amounted to $0.012 per share, recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements (see Note G). The Fund also received $0.01 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.35% lower.
* Annualized ** Not annualized *** Amount is less than $.005.

Class R Years Ended October 31,	2011	a	2010		2009		2008		2007		2006	b
Selected Per Share Data
Net asset value, beginning of period	$7.16		$6.40		$5.50		$14.19		$12.86		$11.07
Income (loss) from investment operations: Net investment income (loss)c	.05		.07		.08		.22	d	.13		.13	d
Net realized and unrealized gain (loss)	.76		.76		1.03		(6.04)		3.39		2.46
Total from investment operations	.81		.83		1.11		(5.82)		3.52		2.59
Less distributions from: Net investment income	(.15)		(.09)		(.21)		(.03)		(.40)		—
Net realized gains	—		—		—		(2.84)		(1.79)		(.80)
Total distributions	(.15)		(.09)		(.21)		(2.87)		(2.19)		(.80)
Increase from regulatory settlements	—		.02	h	—		—		—		—
Redemption fees	.00	***	.00	***	.00	***	.00	***	.00	***	.00	***
Net asset value, end of period	$7.82		$7.16		$6.40		$5.50		$14.19		$12.86
Total Return (%)	11.59	**	13.35		21.19	f	(50.62	)f,g	31.66	f	23.36	f
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		2		1		1		1		3
Ratio of expenses before expense reductions (%)	1.85	*	1.79		1.62		1.64		1.52		1.70
Ratio of expenses after expense reductions (%)	1.85	*	1.79		1.41		1.47		1.44		1.63
Ratio of net investment income (%)	1.28	*	1.12		1.52		2.13	d	1.00		1.04	d
Portfolio turnover rate (%)	5	**	28		152		154		119		140	e
a For the six months ended April 30, 2011 (Unaudited).
b Per share data have been restated to reflect the effects of a 1.82569632 for 1 stock split effective November 11, 2005.
c Based on average shares outstanding during the period.
d Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.12 and $0.02 per share and 1.27% and 0.17% of average daily net assets for the years ended October 31, 2008 and 2006, respectively.
e Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
f Total return would have been lower had certain expenses not been reduced.
g Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as a result of certain operation errors during the period. Excluding this reimbursement, total return would have been (50.79)%.
h Includes a non-recurring payment from the Advisor, which amounted to $0.013 per share, recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements (see Note G). The Fund also received $0.01 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.35% lower.
* Annualized ** Not annualized *** Amount is less than $.005.

Class S Years Ended October 31,	2011	a	2010		2009		2008		2007		2006	b
Selected Per Share Data
Net asset value, beginning of period	$7.15		$6.40		$5.51		$14.25		$12.90		$11.07
Income (loss) from investment operations: Net investment income (loss)c	.06		.10		.11		.26	d	.19		.19	d
Net realized and unrealized gain (loss)	.77		.75		1.02		(6.04)		3.41		2.44
Total from investment operations	.83		.85		1.13		(5.78)		3.60		2.63
Less distributions from: Net investment income	(.18)		(.12)		(.24)		(.12)		(.46)		—
Net realized gains	—		—		—		(2.84)		(1.79)		(.80)
Total distributions	(.18)		(.12)		(.24)		(2.96)		(2.25)		(.80)
Increase from regulatory settlements	—		.02	h	—		—		—		—
Redemption fees	.00	***	.00	***	.00	***	.00	***	.00	***	.00	***
Net asset value, end of period	$7.80		$7.15		$6.40		$5.51		$14.25		$12.90
Total Return (%)	11.91	**	13.72	f	21.75	f	(50.38	)f,g	32.29	f	23.77	f
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17		16		21		24		58		41
Ratio of expenses before expense reductions (%)	1.42	*	1.42		1.34		1.36		1.22		1.31
Ratio of expenses after expense reductions (%)	1.42	*	1.39		.94		.97		.98		1.18
Ratio of net investment income (%)	1.72	*	1.52		1.99		2.63	d	1.46		1.49	d
Portfolio turnover rate (%)	5	**	28		152		154		119		140	e
a For the six months ended April 30, 2011 (Unaudited).
b Per share data have been restated to reflect the effects of a 1.81850854 for 1 stock split effective November 11, 2005.
c Based on average shares outstanding during the period.
d Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.12 and $0.02 per share and 1.27% and 0.17% of average daily net assets for the periods ended October 31, 2008 and 2006, respectively.
e Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
f Total return would have been lower had certain expenses not been reduced.
g Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as a result of certain operation errors during the period. Excluding this reimbursement, total return would have been (50.55)%.
h Includes a non-recurring payment from the Advisor, which amounted to $0.012 per share, recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements (see Note G). The Fund also received $0.01 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.35% lower.
* Annualized ** Not annualized *** Amount is less than $.005.

Institutional Class Years Ended October 31,	2011	a	2010		2009		2008		2007		2006	b
Selected Per Share Data
Net asset value, beginning of period	$7.17		$6.40		$5.52		$14.26		$12.92		$11.07
Income (loss) from investment operations: Net investment income (loss)c	.07		.12		.11		.26	e	.19		.20	e
Net realized and unrealized gain (loss)	.78		.75		1.01		(6.03)		3.41		2.45
Total from investment operations	.85		.87		1.12		(5.77)		3.60		2.65
Less distributions from: Net investment income	(.20)		(.12)		(.24)		(.13)		(.47)		—
Net realized gains	—		—		—		(2.84)		(1.79)		(.80)
Total distributions	(.20)		(.12)		(.24)		(2.97)		(2.26)		(.80)
Increase from regulatory settlements	—		.02	h	—		—		—		—
Redemption fees	.00	***	.00	***	.00	***	.00	***	.00	***	.00	***
Net asset value, end of period	$7.82		$7.17		$6.40		$5.52		$14.26		$12.92
Total Return (%)	12.11	**	14.10		21.61	d	(50.31	)d,g	32.27	d	23.96	d
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	37		52		47		42		98		119
Ratio of expenses before expense reductions (%)	1.19	*	1.13		1.23		1.13		1.04		1.13
Ratio of expenses after expense reductions (%)	1.19	*	1.13		.94		.92		.93		1.10
Ratio of net investment income (%)	1.94	*	1.78		1.99		2.68	e	1.51		1.57	e
Portfolio turnover rate (%)	5	**	28		152		154		119		140	f
a For the six months ended April 30, 2011 (Unaudited).
b Per share data have been restated to reflect the effects of a 1.81761006 for 1 stock split effective November 11, 2005.
c Based on average shares outstanding during the period.
d Total return would have been lower had certain expenses not been reduced.
e Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.12 and $0.02 per share and 1.27% and 0.17% of average daily net assets for the years ended October 31, 2008 and 2006, respectively.
f Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
g Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as a result of certain operation errors during the period. Excluding this reimbursement, total return would have been (50.48)%.
h Includes a non-recurring payment from the Advisor, which amounted to $0.013 per share, recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements (see Note G). The Fund also received $0.01 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.35% lower.
* Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Diversified International Equity Fund (the "Fund") is a diversified series of DWS International Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Maryland corporation. The Fund is the successor to DWS Diversified International Equity Fund, a series of DWS Advisor Funds (the "Predecessor Fund"). On February 1, 2011, the Predecessor Fund transferred all of its assets and liabilities to DWS International Fund, Inc., while retaining the same fund name. The transaction had no material effect on an investment in the Fund. All financial and other information contained herein for periods prior to February 1, 2011, is that of the Predecessor Fund.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class R shares are only available to participants in certain retirement plans and are offered to investors without an initial sales charge. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of their financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities and exchange traded funds ("ETFs") are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, based on the Fund's understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes and, where appropriate, deferred foreign taxes.

At October 31, 2010, the Fund had a net tax basis capital loss carryforward of approximately $84,778,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2016 ($34,501,000) and October 31, 2017 ($50,277,000), the respective expiration dates, whichever occurs first.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

The Fund has reviewed the tax positions for each of the open tax years as of October 31, 2010 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open, subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to net investment losses incurred by the Fund, investments in foreign denominated securities, passive foreign investment companies, and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund share redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

Expenses. Expenses of the Corporation arising in connection with a specific Fund are allocated to that Fund. Other Corporation expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Corporation.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended April 30, 2011, the Fund used futures contracts as a means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency in which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of April 30, 2011 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2011, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $584,000 to $1,843,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2011 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivative	Futures Contracts
Equity Contracts (a)	$61,500

Liability Derivative	Futures Contracts
Equity Contracts (a)	$(12,167)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Includes cumulative appreciation (depreciation) of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2011 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$30,373

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$39,700

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended April 30, 2011, purchases and sales of investment securities (excluding short-term investments) aggregated $4,996,894 and $31,120,230, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

QS Investors, LLC ("QS Investors") serves as subadvisor with respect to the investment and reinvestment of assets in the Fund, and is paid by the Advisor for its services.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $1.5 billion of the Fund's average daily net assets	.700%
Next $1.75 billion of such net assets	.685%
Next $1.75 billion of such net assets	.670%
Over $5.0 billion of such net assets	.655%

Accordingly, for the six months ended April 30, 2011, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.700% of the Fund's average daily net assets.

Effective October 1, 2010 through September 30, 2011, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Class B shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 2.44%.

The Board of Trustees, including the Independent Trustees, approved the Fund's Investment Management Agreement and Sub-Advisory Agreement in November 2010. The Fund's Investment Management Agreement and Sub-Advisory Agreement are identical to the Predecessor Fund's Investment Management Agreement and Sub-Advisory Agreement and, as a result, in approving the Fund's Investment Management Agreement and Sub-Advisory Agreement, the Board relied on its considerations for approving the renewal of the Predecessor Fund's Investment Management Agreement and Sub-Advisory Agreement in September 2010. A discussion regarding the basis for the Board's approval of the Predecessor Fund's Investment Management Agreement and Sub-Advisory Agreement is contained in the annual report for the period ended October 31, 2010.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2011, the Administration Fee was $50,617, of which $8,076 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee they receive from the Fund. For the six months ended April 30, 2011, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at April 30, 2011
Class A	$38,618	$—	$27,890
Class B	3,164	1,974	1,190
Class C	5,549	—	4,108
Class R	194	—	115
Class S	12,815	—	8,528
Institutional Class	6,054	—	3,738
	$66,394	$1,974	$45,569

Distribution and Service Fees. Under the Fund's Class B, C and R 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of the average daily net assets of each of Class B and C shares of the Fund, and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B, C and R shares. For the six months ended April 30, 2011, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2011
Class B	$5,908	$898
Class C	19,901	3,204
Class R	2,376	412
	$28,185	$4,514

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B, C and Class R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2011, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2011	Annualized Effective Rate
Class A	$42,882	$21,789	.24%
Class B	1,953	925	.25%
Class C	6,593	3,180	.25%
Class R	2,086	1,130	.22%
	$53,514	$27,024

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2011 aggregated $983.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2011, the CDSC for Class B and C shares aggregated $9,242 and $467, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $12,438, of which $7,400 is unpaid.

Directors' Fees and Expenses. The Fund paid each Director not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

At April 30, 2011, the Fund had a $50,000 outstanding loan. Interest expense incurred on the borrowing was $497 for the six months ended April 30, 2011. The average dollar amount of the borrowings was $456,000, the weighted average interest rate on these borrowings was 1.53% and the Fund had a loan outstanding for twenty-six days throughout the period. The borrowings were valued at cost, which approximates fair value.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2011		Year Ended October 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	379,784	$2,843,275	1,136,026	$7,697,068
Class B	4,609	33,409	14,961	98,115
Class C	26,386	192,524	109,226	709,473
Class R	26,315	192,366	115,125	763,713
Class S	127,691	929,928	392,486	2,548,526
Institutional Class	291,702	2,128,518	3,429,834	22,346,450
		$6,320,020		$34,163,345
Shares issued to shareholders in reinvestment of distributions
Class A	108,841	$792,360	87,598	$592,160
Class B	3,171	22,387	1,963	12,855
Class C	10,031	70,821	4,135	27,086
Class R	5,000	35,449	2,451	16,153
Class S	56,076	395,897	56,027	367,535
Institutional Class	167,029	1,180,896	181,561	1,191,041
		$2,497,810		$2,206,830
Shares redeemed
Class A	(879,117)	$(6,495,908)	(3,336,931)	$(22,201,101)
Class B	(69,946)	(505,997)	(276,864)	(1,791,427)
Class C	(152,091)	(1,101,896)	(314,137)	(2,027,314)
Class R	(27,958)	(203,664)	(56,211)	(363,599)
Class S	(264,682)	(1,915,777)	(1,505,443)	(9,559,355)
Institutional Class	(2,946,104)	(21,362,398)	(3,741,567)	(23,491,272)
		$(31,585,640)		$(59,434,068)
Redemption fees		$390		$89
Net increase (decrease)
Class A	(390,492)	$(2,859,909)	(2,113,307)	$(13,911,814)
Class B	(62,166)	(450,201)	(259,940)	(1,680,457)
Class C	(115,674)	(838,551)	(200,776)	(1,290,744)
Class R	3,357	24,151	61,365	416,267
Class S	(80,915)	(589,926)	(1,056,930)	(6,643,275)
Institutional Class	(2,487,373)	(18,052,984)	(130,172)	46,219
		$(22,767,420)		$(23,063,804)

G. Regulatory Settlements

On December 21, 2006, the Advisor settled proceedings with the SEC and the New York Attorney General regarding alleged improper trading of fund shares. In accordance with the distribution plan, developed by a distribution consultant, settlement proceeds were distributed to affected shareholders of the Fund, and unclaimed proceeds were then paid to the Fund in the amount of $242,396. In addition, the Fund received $189,346 of non-affiliated regulatory settlements. These payments are included in "Increase from regulatory settlements" in the Statement of Changes in Net Assets for the year ended October 31, 2010.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources
For shareholders of Classes A, B, C, S and Institutional Class
For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B, C and Institutional Class:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	DBISX	DBIBX	DBICX	DBIVX	MGINX
CUSIP Number	23337R 593	23337R 585	23337R 577	23337R 551	23337R 544
Fund Number	499	699	799	2399	559

For shareholders of Class R
Automated Information Line	DWS Investments Flex Plan Access (800) 532-8411 24-hour access to your retirement plan account.
Web Site
www.dws-investments.com
Click "Retirement Plans" to reallocate assets, process transactions and review your funds through our secure online account access.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 543-5776 To speak with a service representative.
Written Correspondence	DWS Investments Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Proxy Voting
A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

Class R
Nasdaq Symbol	DBITX
CUSIP Number	23337R 569
Fund Number	1501

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2010

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Diversified International Equity Fund, a series of DWS International Fund, Inc.

By:	/s/ W. Douglas Beck W. Douglas Beck President

Date:	June 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck W. Douglas Beck President

Date:	June 28, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 28, 2011